Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 95.4%
Aerospace & Defense - 0.3%
Bombardier, Inc.
7.50%, 03/15/2025 (A)	$ 65,000	$ 60,856

Auto Components - 1.4%
Dana, Inc.
5.63%, 06/15/2028 (B)	140,000	149,274
Goodyear Tire & Rubber Co.
4.88%, 03/15/2027 (B)	40,000	40,788
9.50%, 05/31/2025	45,000	50,344
Patrick Industries, Inc.
7.50%, 10/15/2027 (A)	45,000	49,163

		289,569

Banks - 3.2%
Barclays PLC
Fixed until 09/15/2023 (C), 7.75% (D)	200,000	217,790
CIT Group, Inc.
4.75%, 02/16/2024	55,000	60,225
Citigroup, Inc.
Fixed until 12/10/2025 (C), 4.00% (D)	18,000	18,248
Fixed until 09/12/2024 (C), 5.00% (D)	60,000	62,212
JPMorgan Chase & Co.
Fixed until 02/01/2025 (C), 4.60% (D)	100,000	102,900
Societe Generale SA
Fixed until 09/13/2021 (C), 7.38% (A) (D)	200,000	205,250

		666,625

Beverages - 1.1%
Primo Water Holdings, Inc.
5.50%, 04/01/2025 (A)	220,000	226,668

Building Products - 1.9%
Builders FirstSource, Inc.
5.00%, 03/01/2030 (A)	60,000	64,125
6.75%, 06/01/2027 (A)	80,000	86,100
Cornerstone Building Brands, Inc.
6.13%, 01/15/2029 (A)	12,000	12,540
8.00%, 04/15/2026 (A)	220,000	229,900

		392,665

Capital Markets - 1.0%
Credit Suisse Group AG
Fixed until 07/17/2023 (C), 7.50% (A) (D)	200,000	217,696

Chemicals - 0.3%
Hexion, Inc.
7.88%, 07/15/2027 (A)	50,000	53,438

Commercial Services & Supplies - 3.9%
Ashtead Capital, Inc.
5.25%, 08/01/2026 (A)	200,000	211,166
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
6.38%, 04/01/2024 (A) (B)	120,000	121,200
Covanta Holding Corp.
5.00%, 09/01/2030	14,000	14,700
FXI Holdings, Inc.
12.25%, 11/15/2026 (A)	30,000	33,863
Garda World Security Corp.
4.63%, 02/15/2027 (A)	100,000	101,500
8.75%, 05/15/2025 (A)	40,000	41,400

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Harsco Corp.
5.75%, 07/31/2027 (A)	$ 110,000	$ 113,987
Herc Holdings, Inc.
5.50%, 07/15/2027 (A)	75,000	79,065
Stericycle, Inc.
5.38%, 07/15/2024 (A)	95,000	98,444

		815,325

Communications Equipment - 2.8%
Avaya, Inc.
6.13%, 09/15/2028 (A)	84,000	89,460
CommScope Technologies LLC
6.00%, 06/15/2025 (A)	163,000	166,260
CommScope, Inc.
5.50%, 03/01/2024 (A)	78,000	80,145
6.00%, 03/01/2026 (A)	90,000	95,287
Nokia OYJ
3.38%, 06/12/2022	150,000	154,875

		586,027

Construction & Engineering - 1.3%
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.63%, 01/15/2028 (A)	80,000	84,600
9.88%, 04/01/2027 (A)	120,000	135,000
Taylor Morrison Communities, Inc.
5.88%, 06/15/2027 (A)	50,000	56,486

		276,086

Construction Materials - 1.8%
Advanced Drainage Systems, Inc.
5.00%, 09/30/2027 (A)	230,000	242,075
Norbord, Inc.
6.25%, 04/15/2023 (A)	130,000	140,725

		382,800

Consumer Finance - 1.2%
Ally Financial, Inc.
3.88%, 05/21/2024	75,000	81,814
5.75%, 11/20/2025	60,000	69,817
OneMain Finance Corp.
7.13%, 03/15/2026	85,000	99,450

		251,081

Containers & Packaging - 2.2%
Cascades, Inc. / Cascades USA, Inc.
5.13%, 01/15/2026 (A)	135,000	143,100
5.38%, 01/15/2028 (A)	137,000	144,706
Graphic Packaging International LLC
3.50%, 03/15/2028 (A) (B)	100,000	104,250
3.50%, 03/01/2029 (A)	8,000	8,190
Greif, Inc.
6.50%, 03/01/2027 (A)	55,000	58,644

		458,890

Diversified Financial Services - 2.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.50%, 07/15/2025	150,000	177,423
DAE Funding LLC
4.50%, 08/01/2022 (A)	80,000	80,544
Dana Financing SARL
5.75%, 04/15/2025 (A) (B)	140,000	144,375

Transamerica Funds	Page 1

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.25%, 03/15/2022 - 10/01/2025 (A)	$ 80,000	$ 80,100
United Shore Financial Services LLC
5.50%, 11/15/2025 (A)	94,000	98,935

		581,377

Diversified Telecommunication Services - 4.8%
Frontier Communications Corp.
5.00%, 05/01/2028 (A)	80,000	83,000
Hughes Satellite Systems Corp.
6.63%, 08/01/2026 (B)	125,000	141,296
7.63%, 06/15/2021	130,000	132,806
Level 3 Financing, Inc.
3.63%, 01/15/2029 (A)	18,000	17,910
3.75%, 07/15/2029 (A)	11,000	11,061
4.25%, 07/01/2028 (A)	145,000	149,031
5.38%, 01/15/2024	100,000	100,090
Lumen Technologies, Inc.
5.13%, 12/15/2026 (A) (B)	185,000	196,725
7.50%, 04/01/2024	60,000	67,638
Switch, Ltd.
3.75%, 09/15/2028 (A)	36,000	36,761
Zayo Group Holdings, Inc.
4.00%, 03/01/2027 (A)	60,000	60,169

		996,487

Electric Utilities - 3.2%
DPL, Inc.
4.13%, 07/01/2025 (A)	115,000	122,762
NextEra Energy Operating Partners, LP
4.25%, 07/15/2024 (A)	95,000	100,710
Pattern Energy Operations, LP / Pattern Energy Operations, Inc.
4.50%, 08/15/2028 (A)	425,000	449,480

		672,952

Electronic Equipment, Instruments & Components - 1.2%
Sensata Technologies BV
4.88%, 10/15/2023 (A)	95,000	101,888
Sensata Technologies, Inc.
4.38%, 02/15/2030 (A) (B)	130,000	139,912

		241,800

Energy Equipment & Services - 1.0%
CSI Compressco, LP / CSI Compressco Finance, Inc.
7.50%, 04/01/2025 (A)	45,000	43,512
Enviva Partners, LP / Enviva Partners Finance Corp.
6.50%, 01/15/2026 (A)	62,000	65,320
USA Compression Partners, LP / USA Compression Finance Corp.
6.88%, 09/01/2027	100,000	106,734

		215,566

Entertainment - 0.4%
Netflix, Inc.
4.88%, 06/15/2030 (A) (B)	70,000	84,610

Equity Real Estate Investment Trusts - 5.9%
Equinix, Inc.
5.38%, 05/15/2027	115,000	124,824
HAT Holdings I LLC / HAT Holdings II LLC
6.00%, 04/15/2025 (A)	215,000	228,437

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Iron Mountain, Inc.
4.50%, 02/15/2031 (A)	$ 15,000	$ 15,338
5.25%, 03/15/2028 (A)	215,000	226,287
iStar, Inc.
5.50%, 02/15/2026	37,000	37,463
MPT Operating Partnership, LP / MPT Finance Corp.
3.50%, 03/15/2031	153,000	155,082
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
5.88%, 10/01/2028 (A)	48,000	50,280
SBA Communications Corp.
3.13%, 02/01/2029 (A)	63,000	63,039
3.88%, 02/15/2027	55,000	57,435
4.00%, 10/01/2022	115,000	116,196
4.88%, 09/01/2024	95,000	97,528
Service Properties Trust
4.35%, 10/01/2024	45,000	44,192

		1,216,101

Food & Staples Retailing - 1.3%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP
4.63%, 01/15/2027 (A)	150,000	157,194
Rite Aid Corp.
7.50%, 07/01/2025 (A)	100,000	105,250

		262,444

Food Products - 3.7%
B&G Foods, Inc.
5.25%, 09/15/2027	65,000	68,413
Darling Ingredients, Inc.
5.25%, 04/15/2027 (A)	205,000	216,787
Kraft Heinz Foods Co.
3.88%, 05/15/2027	120,000	131,286
4.88%, 10/01/2049	90,000	100,909
Post Holdings, Inc.
4.63%, 04/15/2030 (A)	121,000	126,019
5.00%, 08/15/2026 (A)	115,000	118,626

		762,040

Health Care Providers & Services - 3.4%
AdaptHealth LLC
4.63%, 08/01/2029 (A)	5,000	5,119
6.13%, 08/01/2028 (A)	115,000	123,625
DaVita, Inc.
3.75%, 02/15/2031 (A)	58,000	57,529
4.63%, 06/01/2030 (A)	75,000	78,840
Encompass Health Corp.
4.63%, 04/01/2031	5,000	5,312
4.75%, 02/01/2030	140,000	150,582
HCA, Inc.
3.50%, 09/01/2030	145,000	150,318
5.88%, 02/15/2026	85,000	97,219
Tenet Healthcare Corp.
6.13%, 10/01/2028 (A)	38,000	39,805

		708,349

Hotels, Restaurants & Leisure - 7.5%
Boyd Gaming Corp.
4.75%, 12/01/2027	79,000	81,271
Boyne USA, Inc.
7.25%, 05/01/2025 (A)	140,000	145,950
GLP Capital, LP / GLP Financing II, Inc.
5.25%, 06/01/2025	110,000	124,498

Transamerica Funds	Page 2

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/2030 (B)	$ 190,000	$ 204,806
5.13%, 05/01/2026	190,000	196,973
Marriott Ownership Resorts, Inc. / ILG LLC
6.50%, 09/15/2026	200,000	208,032
NCL Corp., Ltd.
3.63%, 12/15/2024 (A)	85,000	75,225
5.88%, 03/15/2026 (A)	13,000	12,870
10.25%, 02/01/2026 (A)	50,000	57,750
12.25%, 05/15/2024 (A)	30,000	35,063
Royal Caribbean Cruises, Ltd.
10.88%, 06/01/2023 (A)	65,000	73,287
Viking Cruises, Ltd.
6.25%, 05/15/2025 (A)	150,000	146,250
Wyndham Destinations, Inc.
5.65%, 04/01/2024 (B)	100,000	107,000
6.60%, 10/01/2025	75,000	83,437

		1,552,412

Household Durables - 4.5%
Beazer Homes USA, Inc.
7.25%, 10/15/2029	45,000	50,513
Century Communities, Inc.
5.88%, 07/15/2025	238,000	247,520
KB Home
4.80%, 11/15/2029	70,000	77,102
7.63%, 05/15/2023	100,000	110,250
Lennar Corp.
5.00%, 06/15/2027	112,000	132,860
MDC Holdings, Inc.
2.50%, 01/15/2031	105,000	104,737
Meritage Homes Corp.
5.13%, 06/06/2027	45,000	50,558
6.00%, 06/01/2025	37,000	41,856
Newell Brands, Inc.
4.88%, 06/01/2025	110,000	121,137

		936,533

Independent Power & Renewable Electricity Producers - 2.0%
Calpine Corp.
4.50%, 02/15/2028 (A)	85,000	87,444
5.00%, 02/01/2031 (A)	90,000	92,475
Clearway Energy Operating LLC
4.75%, 03/15/2028 (A)	215,000	231,417

		411,336

Insurance - 0.7%
Hartford Financial Services Group, Inc.
3-Month LIBOR + 2.13%, 2.35% (D), 02/12/2067 (A)	60,000	55,193
Lincoln National Corp.
3-Month LIBOR + 2.36%, 2.58% (D), 05/17/2066	110,000	92,812

		148,005

Internet & Direct Marketing Retail - 0.5%
Expedia Group, Inc.
6.25%, 05/01/2025 (A)	90,000	104,008

IT Services - 0.3%
Gartner, Inc.
3.75%, 10/01/2030 (A)	17,000	17,531
4.50%, 07/01/2028 (A)	50,000	52,735

		70,266

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Leisure Products - 0.4%
Mattel, Inc.
6.75%, 12/31/2025 (A)	$ 75,000	$ 78,773

Machinery - 1.2%
Colfax Corp.
6.00%, 02/15/2024 (A)	45,000	46,462
Meritor, Inc.
6.25%, 06/01/2025 (A)	190,000	202,350

		248,812

Media - 11.1%
AMC Networks, Inc.
4.25%, 02/15/2029 (E)	61,000	60,924
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25%, 02/01/2031 (A)	75,000	77,063
5.00%, 02/01/2028 (A)	75,000	78,787
5.75%, 02/15/2026 (A)	120,000	123,816
Clear Channel Worldwide Holdings, Inc.
5.13%, 08/15/2027 (A)	65,000	66,381
9.25%, 02/15/2024 (F)	15,000	15,586
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.38%, 08/15/2026 (A)	60,000	48,450
DISH DBS Corp.
5.88%, 07/15/2022	85,000	88,516
7.75%, 07/01/2026 (B)	70,000	76,475
EW Scripps Co.
5.13%, 05/15/2025 (A)	80,000	81,600
Gray Television, Inc.
4.75%, 10/15/2030 (A)	50,000	49,875
7.00%, 05/15/2027 (A) (B)	90,000	98,365
iHeartCommunications, Inc.
6.38%, 05/01/2026	100,000	106,531
8.38%, 05/01/2027	39,000	41,598
Lamar Media Corp.
3.63%, 01/15/2031 (A)	21,000	21,184
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027 (A)	200,000	215,556
Meredith Corp.
6.50%, 07/01/2025 (A)	50,000	52,938
Nexstar Broadcasting, Inc.
4.75%, 11/01/2028 (A) (B)	23,000	23,690
Scripps Escrow II, Inc.
3.88%, 01/15/2029 (A)	31,000	31,000
5.38%, 01/15/2031 (A)	37,000	37,370
Sinclair Television Group, Inc.
5.50%, 03/01/2030 (A)	60,000	61,837
Sirius XM Radio, Inc.
4.13%, 07/01/2030 (A)	130,000	134,055
4.63%, 07/15/2024 (A)	55,000	56,868
TEGNA, Inc.
4.63%, 03/15/2028 (A)	120,000	121,650
4.75%, 03/15/2026 (A)	34,000	36,040
Univision Communications, Inc.
6.63%, 06/01/2027 (A)	70,000	73,619
Virgin Media Finance PLC
5.00%, 07/15/2030 (A) (B)	250,000	257,187
Ziggo BV
5.50%, 01/15/2027 (A)	150,000	157,321

		2,294,282

Metals & Mining - 4.8%
Alcoa Nederland Holding BV
7.00%, 09/30/2026 (A)	200,000	211,103

Transamerica Funds	Page 3

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Big River Steel LLC / BRS Finance Corp.
6.63%, 01/31/2029 (A)	$ 113,000	$ 121,935
Constellium SE
6.63%, 03/01/2025 (A)	250,000	254,174
Mineral Resources, Ltd.
8.13%, 05/01/2027 (A)	45,000	49,894
New Gold, Inc.
7.50%, 07/15/2027 (A)	185,000	199,839
Novelis Corp.
4.75%, 01/30/2030 (A)	45,000	47,327
5.88%, 09/30/2026 (A)	100,000	104,750

		989,022

Oil, Gas & Consumable Fuels - 3.5%
Cheniere Energy Partners, LP
5.63%, 10/01/2026	185,000	192,862
DCP Midstream Operating, LP
5.38%, 07/15/2025	38,000	40,649
DCP Midstream, LP
Fixed until 12/15/2022 (C), 7.38% (D)	27,000	22,950
Hess Midstream Operations, LP
5.13%, 06/15/2028 (A)	115,000	119,347
NuStar Logistics, LP
5.63%, 04/28/2027	50,000	52,500
6.75%, 02/01/2021 (B)	50,000	50,000
Parkland Corp.
5.88%, 07/15/2027 (A)	140,000	149,800
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
5.50%, 03/01/2030	85,000	90,365

		718,473

Pharmaceuticals - 0.8%
Bausch Health Cos., Inc.
5.00%, 02/15/2029 (A)	10,000	10,237
5.25%, 02/15/2031 (A)	3,000	3,091
6.13%, 04/15/2025 (A)	145,000	148,581

		161,909

Real Estate Management & Development - 0.2%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028 (A)	45,000	48,947

Road & Rail - 0.7%
Uber Technologies, Inc.
6.25%, 01/15/2028 (A)	5,000	5,375
8.00%, 11/01/2026 (A)	128,000	137,920

		143,295

Software - 0.2%
Open Text Corp.
3.88%, 02/15/2028 (A)	50,000	51,125

Technology Hardware, Storage & Peripherals - 2.7%
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (A)	85,000	102,496
7.13%, 06/15/2024 (A)	95,000	98,824
NCR Corp.
5.00%, 10/01/2028 (A)	15,000	15,413
5.25%, 10/01/2030 (A)	9,000	9,405
6.13%, 09/01/2029 (A)	90,000	96,975
Seagate HDD Cayman
4.09%, 06/01/2029 (A)	130,000	135,308
Western Digital Corp.
4.75%, 02/15/2026	90,000	99,787

		558,208

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Trading Companies & Distributors - 1.8%
Boise Cascade Co.
4.88%, 07/01/2030 (A)	$ 240,000	$ 260,700
United Rentals North America, Inc.
4.00%, 07/15/2030	115,000	121,325

		382,025

Wireless Telecommunication Services - 2.4%
Altice France SA
7.38%, 05/01/2026 (A)	200,000	209,602
Sprint Corp.
7.88%, 09/15/2023	250,000	288,750

		498,352

Total Corporate Debt Securities (Cost $19,459,596)		19,815,235

	Shares	Value
PREFERRED STOCK - 1.6%
Banks - 1.6%
GMAC Capital Trust I,
Series 2, 3-Month LIBOR + 5.79%, 6.01% (D)	12,550	332,826

Total Preferred Stock (Cost $301,319)		332,826

OTHER INVESTMENT COMPANY - 0.8%
Securities Lending Collateral - 0.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.06% (G)	167,698	167,698

Total Other Investment Company (Cost $167,698)		167,698

Total Investments (Cost $19,928,613)		20,315,759
Net Other Assets (Liabilities) - 2.2%		449,344

Net Assets - 100.0%		$ 20,765,103

Transamerica Funds	Page 4

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$19,815,235	$—	$19,815,235
Preferred Stock	332,826	—	—	332,826
Other Investment Company	167,698	—	—	167,698

Total Investments	$500,524	$19,815,235	$—	$20,315,759

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the total value of 144A securities is $13,245,872, representing 63.8% of the Fund’s net assets.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,782,499, collateralized by cash collateral of $167,698 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,652,300. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	Floating or variable rate securities. The rates disclosed are as of January 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after January 31, 2021. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(F)	Restricted security. At January 31, 2021, the value of such security held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Clear Channel Worldwide Holdings, Inc. 9.25%, 02/15/2024	07/31/2020	$13,744	$15,586	0.1%

(G)	Rate disclosed reflects the yield at January 31, 2021.
(H)	There were no transfers in or out of Level 3 during the period ended January 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

LIBOR	London Interbank Offered Rate

Transamerica Funds	Page 5

Transamerica High Yield ESG

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

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